TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before taxes as reported	$ 3,679	$ 13,657	$ 3,920
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate 23%	846	3,141	902
Foreign tax rates differences	(576)	(1,150)	101
Tax adjustments in respect of currency translation	0	0	7
Adjustment of deferred tax balances following a decrease in statutory tax rates	0	(572)	0
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	280	842	465
Taxes for previous years	0	(23)	(40)
Other non-deductible expenses	181	(76)	37
Taxes on income	$ 731	$ 2,162	$ 1,472